Equity - changes in shares of common stock (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in shares of common stock
Beginning Balance, Common Stock	1,791,637,434	1,785,419,175	1,782,079,107
Treasury Stock, Shares, Beginning Balance	653,288,213	608,312,034	544,809,771
Repurchase of common stock	57,495,601	44,976,179	63,502,263
Distributed under benefit plans	4,014,769	6,218,259	3,340,068
Ending Balance, Common Stock	1,795,652,203	1,791,637,434	1,785,419,175
Treasury Stock, Shares, Ending Balance	710,783,814	653,288,213	608,312,034